Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2026
Trade and other receivables.
Summary of trade and other receivables

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2026	2025
	USD	USD
Trade receivables	5,580,514	3,879,854
Accrued income	2,362,170	2,308,583
Customer wallet receivables	2,152,003	2,061,148
Less: provision for expected credit losses	(2,289,092)	(2,108,944)
	7,805,595	6,140,641

Other receivables	39,086	116,097
	7,844,681	6,256,738